Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000005434 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005434 | Rambus
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005434 | InterDigital
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005434 | Credo Technology Group Holding
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005434 | Nextpower
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005434 | SPX Technologies
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005434 | Ensign Group
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005434 | Sterling Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005434 | StoneX Group
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005434 | Guardant Health
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005434 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000005434 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000005434 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000005434 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000005434 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000005434 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005434 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005434 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005434 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005434 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000170855 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000170855 | Rambus
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000170855 | InterDigital
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000170855 | Credo Technology Group Holding
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000170855 | Nextpower
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000170855 | SPX Technologies
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000170855 | Ensign Group
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000170855 | Sterling Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000170855 | StoneX Group
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000170855 | Guardant Health
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000170855 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000170855 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000170855 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000170855 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000170855 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000170855 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000170855 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000170855 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000170855 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000170855 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000169956 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000169956 | Rambus
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000169956 | InterDigital
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000169956 | Credo Technology Group Holding
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000169956 | Nextpower
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000169956 | SPX Technologies
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000169956 | Ensign Group
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000169956 | Sterling Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000169956 | StoneX Group
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000169956 | Guardant Health
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000169956 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000169956 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000169956 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000169956 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000169956 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000169956 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169956 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169956 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000169956 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000169956 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.60%